UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Kaintuck Capital
Address:  28 State Street. 40th St.
          Boston, MA 02109

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:
Title:
Phone:
Signature, Place and Date of Signing:

      January 22, 2008


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    21

Form 13F Information Table Value Total:    20327

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ABB LTD  ZUERICH  ADR          ADRS STOCKS      000375204      432    15000 SH       SOLE                  15000        0        0
D ABERCROMBIE & FITCH CO CL A CO COMMON STOCK     002896207      688     8600 SH       SOLE                   8600        0        0
D ADOBE SYS INC  COM STK         COMMON STOCK     00724F101      940    22000 SH       SOLE                  22000        0        0
D AERCAP HOLDINGS  COM STK       COMMON STOCK     N00985106      730    35000 SH       SOLE                  35000        0        0
D APPLE INC  COM STK             COMMON STOCK     037833100      990     5000 SH       SOLE                   5000        0        0
D BROADCOM CORP CL A COM STK     COMMON STOCK     111320107      654    25000 SH       SOLE                  25000        0        0
D CHICOS FAS INC  COM STK        COMMON STOCK     168615102      361    40000 SH       SOLE                  40000        0        0
D CISCO SYSTEMS INC  COM STK     COMMON STOCK     17275R102      609    22500 SH       SOLE                  22500        0        0
D CITRIX SYS INC  COM STK        COMMON STOCK     177376100      950    25000 SH       SOLE                  25000        0        0
D CORNING INC  COM STK           COMMON STOCK     219350105      840    35000 SH       SOLE                  35000        0        0
D COVANTA HOLDING CORP DELAWARE  COMMON STOCK     22282E102      553    20000 SH       SOLE                  20000        0        0
D EQUINIX INC  COM STK           COMMON STOCK     29444U502      606     6000 SH       SOLE                   6000        0        0
D FIRST SOLAR INC                COMMON STOCK     336433107     6679    25000 SH       SOLE                  25000        0        0
D J CREW GROUP INC               COMMON STOCK     46612H402      723    15000 SH       SOLE                  15000        0        0
D NETEASE COM INC  ADR           ADRS STOCKS      64110W102      758    40000 SH       SOLE                  40000        0        0
D NOKIA CORP  ADR                ADRS STOCKS      654902204      768    20000 SH       SOLE                  20000        0        0
D QUALCOMM INC  COM STK          COMMON STOCK     747525103      708    18000 SH       SOLE                  18000        0        0
D SIEMENS AG  MUENCHEN  ADR      ADRS STOCKS      826197501      629     4000 SH       SOLE                   4000        0        0
D SUCCESSFACTORS INC             COMMON STOCK     864596101      473    40000 SH       SOLE                  40000        0        0
D TESSERA TECHNOLOGIES  INC COM  COMMON STOCK     88164L100      624    15000 SH       SOLE                  15000        0        0
D XM SATELLITE RADIO H LDGS INC  COMMON STOCK     983759101      612    50000 SH       SOLE                  50000        0        0
S REPORT SUMMARY                 21 DATA RECORDS               20327        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED